SUMMARY OF ACCOUNTING PRINCIPLES (Details) - EBP 017	12 Months Ended
Dec. 31, 2025 option $ / shares
EBP, Accounting Policy [Line Items]
Minimum crediting interest rate	0
NAV (in dollars per share) | $ / shares	$ 1.00
Number of sub fund investment options	6
Number of sub fund investment options underlying investments of the master trust	5
Highly Liquid Short-Term Investments | Maximum
EBP, Accounting Policy [Line Items]
Percentage of invested amount to fund value	1.50%